Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options Details
Beginning balance Options	965,000	1,260,000	1,200,000
Options Granted			380,000
Options Exercised
Options Expired	(965,000)	(295,000)	(320,000)
Options Outstanding at December 31, 2012	0	965,000	1,260,000
Beginning balance Weighted Average Exercise Price			$ 0.40
Weighted Average Exercise Price Granted			$ 0.62
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Expired	$ 0.42	$ 0.59	$ 0.42
Weighted Average Exercise Price Outstanding at December 31, 2012		$ 0.42	$ 0.46